Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INSTITUTIONAL FUNDS
Entity Central Index Key	0000862157
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000099641
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SXPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.53%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,324,562,256
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 315,211
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,324,562,256
Number of Portfolio Holdings	505
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	315,211

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000099643
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class C
Trading Symbol	SXPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.25%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,324,562,256
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 315,211
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,324,562,256
Number of Portfolio Holdings	505
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	315,211

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000188496
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class R6
Trading Symbol	SXPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.23%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 1,324,562,256
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 315,211
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,324,562,256
Number of Portfolio Holdings	505
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	315,211

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000099644
Shareholder Report [Line Items]
Fund Name	DWS S&P 500 Index Fund
Class Name	Class S
Trading Symbol	SCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS S&P 500 Index Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$15	0.28%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,324,562,256
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 315,211
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,324,562,256
Number of Portfolio Holdings	505
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	315,211

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%